MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF WHOLLY OWNED SUBSIDIARIES

The consolidated financial statements include the accounts and results of operations of the Company and its wholly owned subsidiaries listed in the following table:

Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc. (DII)	Canada	100%
Draganfly Innovations USA, Inc. (DI USA)	US	100%
Dronelogics Systems Inc. (“Dronelogics”)	Canada	100%

SCHEDULE OF RESTATEMENT OF CONSOLIDATED STATEMENT OF CASHFLOWS

	Year ended December 31, 2023
	Previously reported	Adjustment	As restated
	$	$	$
Finance and other costs	4,355,156	(3,435,148)	920,008
Trade payables and accrued liabilities	(170,782)	(293,659)	(464,441)
Cash used in operating activities	(15,044,847)	(3,728,807)	(18,773,654)

Proceeds of issuance from common shares for financing	13,125,176	4,348,931	17,474,107
Share issue costs	(2,070,154)	(620,124)	(2,690,278)
Cash provided by financing activities	10,718,116	3,728,807	14,446,923

SCHEDULE OF INTANGIBLE ASSETS WITH FINITE USEFUL LIVES
Class of intangible asset	Useful live
Customer relationship	5 years
Brand	5 years
Software	5 years
Patents	5 years

SCHEDULE OF CLASS OF EQUIPMENT
Class of equipment	Depreciation rate
Computer equipment	30%
Furniture and equipment	20%
Leasehold improvements	Expected lease term
Vehicles	30%